Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity File Number	000-56037
Entity Registrant Name	Carrier EQ, LLC
Entity Central Index Key	0001766352
Entity Tax Identification Number	37-1981503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	186 Lincoln Street
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	841-7207
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false